Vanguard California Municipal Money Market Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retail Prospectus [Member] | Vanguard California Municipal Money Market Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	2.17%	2.81%	2.58%	0.93%	0.01%	0.39%	1.24%	1.22%